Consolidated Statements of Operations - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Revenue	$ 381,000		$ 38,466,000		$ 50,719,000		$ 38,695,000		$ 46,288,000		$ 35,573,000
Operating expenses
Cost of revenue	123,000		32,071,000		42,198,000		32,157,000				30,779,000
Amortization									61,000		61,000
Selling, general and administrative	2,822,000		4,262,000		7,687,000		12,390,000				9,235,000
Total operating expenses	2,945,000		36,333,000		49,885,000		44,547,000				40,014,000
Loss from operations	(2,564,000)		2,133,000		834,000		(5,852,000)				(4,440,000)
Other expense
Gain from sale of consolidated entity											387,000
Other income	5,679,000		56,000		9,990,000		214,000				180,000
Loss from change in fair value forward purchase agreement	(539,000)				(1,289,000)		(2,982,000)				(13,403,000)
Loss on extinguishment of debt									2,800,000
Interest expense	27,000		(3,234,000)		(3,602,000)		(5,603,000)				(3,358,000)
Total other expense	5,167,000		(3,178,000)		5,099,000		(8,371,000)				(16,194,000)
Loss before provision for income taxes and discontinued operations	2,603,000		(1,045,000)		5,933,000		(14,223,000)				(20,634,000)
Provision for incomes taxes (benefit)	272,000		11,000		559,000		26,000				2,000
Net loss from continuing operations	2,331,000		(1,056,000)		5,374,000		(14,249,000)				(20,636,000)
Net loss from discontinued operations	4,814,000		(3,379,000)		5,828,000		(24,495,000)				(32,186,000)
Net Loss	$ 7,145,000		$ (4,435,000)		$ 11,202,000		$ (38,744,000)		$ (40,645,000)		$ (52,822,000)
Basic and diluted net loss per share
Net loss per share from continuing operations, basic	$ 0.46		$ (0.89)		$ 1.25		$ (12.10)		$ (13.17)		$ (33.84)
Net loss per share from continuing operations, diluted	0.45		(0.89)		1.30		(12.10)		(13.17)		(33.84)
Net loss per share from discontinued operations, basic	0.96		(2.86)		1.35		(20.80)		(11.25)		(52.78)
Net loss per share from discontinued operations, diluted	0.81		(2.86)		1.16		(20.80)		(11.25)		(52.78)
Loss per share	1.42		(3.76)		2.60		(32.89)		(24.42)		(86.62)
Net loss per share, diluted	$ 1.26		$ (3.76)		$ 2.46		$ (32.89)		$ (24.42)		$ (86.62)
Weighted average common share outstanding:
Weighted average shares outstanding - basic	5,039,340		1,180,562		4,303,537		1,177,853		1,664,502		609,800
Diluted	5,978,762		1,180,562		5,037,805		1,177,853		1,664,502		609,800
M2i Global Inc [Member]
Revenue												$ 3,400
Operating expenses
General and administrative		$ 404,872		$ 188,079		$ 1,026,142		$ 797,483		1,170,493		280,676
Legal and professional		1,288,298		528,467		3,109,338		1,943,060		2,624,628		1,586,705
Amortization												20,503
Impairment of assets												94,952
Total operating expenses		1,693,170		716,546		4,135,480		2,740,543		3,795,121		1,982,836
Loss from operations		(1,693,170)		(716,546)		(4,135,480)		(2,740,543)		(3,795,121)		(1,979,436)
Other expense
Interest expense		65,457		20,854		93,914		70,547		92,140		10,726
Total other expense		65,457		20,854		93,914		70,547		92,140		10,726
Net Loss		$ (1,758,627)		$ (737,400)		$ (4,229,394)		$ (2,811,090)		$ (3,887,261)		$ (1,990,162)
Basic and diluted net loss per share
Loss per share		$ (0.00)		$ (0.00)		$ (0.01)		$ (0.01)		$ (0.01)		$ (0.01)
Net loss per share, diluted		$ (0.00)		$ (0.00)		$ (0.01)		$ (0.01)
Weighted average common share outstanding:
Weighted average shares outstanding - basic		677,571,535		554,928,619		629,277,181		531,040,358		548,195,417		280,869,691
Diluted		677,571,535		554,928,619		629,277,181		531,040,358
Previously Reported [Member]
Revenue									$ 46,288,000
Operating expenses
Cost of revenue									38,792,000
Amortization	$ 15,000		$ 15,000				$ 45,000
Selling, general and administrative									16,861,000
Total operating expenses									55,653,000
Loss from operations									(9,365,000)
Other expense
Gain from sale of consolidated entity
Other income									212,000
Loss from change in fair value forward purchase agreement									(2,983,000)
Loss on extinguishment of debt									(2,804,000)
Interest expense									(7,493,000)
Total other expense									(13,068,000)
Loss before provision for income taxes and discontinued operations									(22,433,000)
Provision for incomes taxes (benefit)									(507,000)
Net loss from continuing operations									(21,926,000)
Net loss from discontinued operations									(18,719,000)
Net Loss									$ (40,645,000)